ORGANIZATION NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative)				6 Months Ended	9 Months Ended	12 Months Ended
	May 09, 2022 shares	May 05, 2022 USD ($) $ / shares shares	Sep. 08, 2021 shares	Jun. 30, 2021 shares	Sep. 30, 2022 integer shares	Dec. 31, 2021 integer shares	Oct. 14, 2020 shares	Apr. 09, 2013 $ / shares shares
Entity Incorporation Date Of Incorporation					Apr. 09, 2013
Description of reverse stock split			declared a 20-for-1 forward stock split of our common stock	declared a 1-for-2 reverse stock split of our common stock		approved a 1-for-5 reverse stock split of its common stock
Authorized shares of common stock | shares			200,000,000	50,000,000			20,000,000	100,000
Edible Garden's products sold | integer					4,500	4,500
Common stock, par value | $ / shares								$ 0.0001
Initial public offering shares | shares	2,930,000				97,667
Chief Financial Officer [Member]
Common stock conversion shares | shares		9,498
Promissory note payable		$ 785,597
Convertible notes		1,317,800
Chief Executive Officer [Member]
Common stock conversion shares | shares						201
Convertible notes		27,821
Evergreen Capital Management LLC [Member]
Offering amount		$ 2,531,006
Common stock conversion shares | shares		5,134
Amount paid for conversion		$ 5,790
Underwriting Agreement [Member] | Initial Public Offering [Member]
Initial public offering shares | shares		97,667
Warrant description		one warrant to purchase one share of common stock
Warrant exercise price | $ / shares		$ 150.00
Proceeds from warrants		$ 13,624,500
Offering amount		$ 1,025,500